INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Expenses
Schedule of Balances of Deferred Tax Asset (Liability)

Balances of deferred tax asset (liability) in NIS millions are attributable to the following items:

Balance of deferred tax asset (liability) in respect of	As at January 1, 2019	Charged to the income statement	Charged to retained earnings upon implementation of IFRS 16	As at December 31, 2019	Charged to the income statement	As at December 31, 2020	Charged to the income statement	Charged to the comprehensive income statement	As at December 31, 2021
Allowance for credit losses	43	(4)		39	(5)	34	(5)		29
Provisions for employee rights	17	1		18	(5)	13	3	(2)	14
Depreciable fixed assets and software	(19)	8		(11)	12	1	14		15
Lease - Right-of-use assets	-	17	(151)	(134)	(18)	(152)	(4)		(156)
Leases liabilities	-	(15)	157	142	19	161	5		166
Intangibles and deferred expenses	(19)	(21)		(40)	(13)	(53)	2		(51)
Carry forward losses	11	10		21	(1)	20	(7)		13
Options granted to employees and other	5	1		6	(1)	5	(1)		4
Total	38	(3)	6	41	(12)	29	7	(2)	34

F - 78

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 25 -INCOME TAX EXPENSES (continued)

b.Deferred income taxes (continued)

	New Israeli Shekels
	December 31,
	2020	2021
	In millions
Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	188	200
Deferred tax assets to be recovered within 12 months	76	69
	264	269
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	184	184
Deferred tax liabilities to be recovered within 12 months	51	51
	235	235
Deferred tax assets, net	29	34

Schedule of Reconciliation of Theoretical Tax Expense

c.Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see (a) above), and the actual tax expense:

	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
	In millions
Profit before taxes on income, as reported in the income statements	19	27	99
Theoretical tax expense	4	6	23
Increase in tax resulting from disallowable deductions	5	4	4
Negative taxes (taxes on income) in respect of previous years	(7)	3	(34	)**
Temporary differences and utilization of tax losses for which no deferred income tax asset was recognized	(2)	(3)	(9	)**
Income tax expenses (income)	*	10	(16)

*	Representing an amount of less than NIS 1 million.
**	See also note 25(e)(1)

Schedule of Taxes on Income Included in Income Statements

d.Taxes on income included in the income statements:

	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
	In millions
For the reported year:
Current	3	2	12
Deferred, see (c) above	4	5	15
In respect of previous years:
Current	(7)	(4)	(21	)**
Deferred, see (c) above		7	(22	)**
	*	10	(16)

*	Representing an amount of less than NIS 1 million.
**	See also note 25(e)(1)